Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Multi-Asset Strategy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOALS
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment goal of the Focused Multi-Asset Strategy Portfolio (the "Portfolio") is growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 25 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 33 of the Portfolio's statement of additional
		information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
		43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's principal investment strategy is a fund of funds strategy focusing in equities and fixed income securities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Alternative
Strategies Fund and SunAmerica Global Trends Fund which are categorized as
"alternative strategies" and "global strategies," respectively, in the projected asset allocation ranges below. These funds are referred to herein collectively as the "Underlying Funds."

In addition to the Underlying Funds, the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Fund. The following chart reflects the projected asset allocation ranges under normal market conditions for the Portfolio (as invested through the Underlying Funds).

                               Focused
                             Multi-Asset
                              Strategy
                              Portfolio
Domestic Equity Securities     20%-60%
Foreign Equity Securities      10%-30%
Fixed Income Securities        10%-30%
Alternative Strategies         0%-30%
Global Strategies              0%-20%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The SunAmerica Global Trends Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "global strategies" asset class. The SunAmerica Global Trends Fund seeks to provide capital appreciation by utilizing an actively managed rules-based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income markets, currencies and commodities. The
SunAmerica Global Trends Fund generally seeks to implement this strategy by investing in futures contracts and futures-related instruments, including, but not limited to, U.S. and non-U.S. equity index futures, U.S. and non-U.S. fixed income futures, currency forwards, and commodity futures that provide the Fund with exposure to the various asset classes. The SunAmerica Global Trends Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by obligations of the U.S. government and its agencies, and may also invest in other high-quality, short-term securities. The SunAmerica Global
Trends Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 38 to 41. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
		Portfolio may be changed without shareholder approval.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risks. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Affiliated Fund Risk. In managing the Portfolio, the Adviser will have the authority to allocate and reallocate the Portfolio's assets among the Underlying
Funds. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio's assets among the various Underlying Funds because the fees payable to it by some of the Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser is also responsible for managing the Underlying Funds. However, the Adviser has a fiduciary duty to act in the Portfolio's best interests when selecting the Underlying Funds.

Risks of Stock Market Volatility and Securities Selection. The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions (e.g., "growth"
securities may perform well under circumstances in which "value" securities in general have fallen). In addition, individual securities selected for any of the funds within SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Risks of Foreign Exposure. The Portfolio may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Small and Mid Market Capitalization Companies. The
Portfolio invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Risks of Bond Market Volatility and Interest Rate Fluctuations. The Portfolio is
subject to the risks to which the Underlying Funds that invest in bonds and other fixed income securities are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Funds that invest in bonds and other fixed income securities, the Portfolio's share prices can be negatively affected when interest rates rise and are subject to the risk that bond markets could go up or down (sometimes dramatically). These risks are expected to increase as the
Portfolio's allocation to Underlying Funds that invest in bonds and other fixed income securities increases.

U.S. Government Securities Risk. The Portfolio invests in Underlying Funds that invest significantly in U.S. government securities. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal
Home Loan Mortgage Corporation, the Federal National Mortgage Association and
the Federal Home Loan Bank are neither insured nor guaranteed by the U.S.
government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Active Trading. Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long they have held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risks of Investing in the SunAmerica Alternative Strategies Fund. The Portfolio,
to the extent it invests in the SunAmerica Alternative Strategies Fund, is subject to the following additional risks (these risks increase as the
Portfolio's allocation to the SunAmerica Alternative Strategies Fund increases).

Commodity Exposure Risks. Exposure to the commodities markets may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Futures Contracts Risks. The risks associated with the SunAmerica Alternative
Strategies Fund's use of futures contracts include: (i) although the SunAmerica
Alternative Strategies Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the SunAmerica Alternative
Strategies Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the SunAmerica Alternative Strategies Fund has
insufficient cash to meet margin requirements, the SunAmerica Alternative
Strategies Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the SunAmerica Alternative
Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index.
The multiple (or leverage) will magnify the positive and negative return the
Alternative Strategies Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. The SunAmerica Alternative Strategies Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the
"Subsidiary"). By investing in the Subsidiary, the SunAmerica Alternative
Strategies Fund is indirectly exposed to the risks associated with the
Subsidiary's investments. The derivatives and other investments held by the
Subsidiary are generally similar to those that are permitted to be held by the
SunAmerica Alternative Strategies Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the SunAmerica
Alternative Strategies Fund wholly owns and controls the Subsidiary, and the
Fund and Subsidiary are managed by SunAmerica and advised by the Subadviser, making it unlikely that the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the
SunAmerica Alternative Strategies Fund and/or the Subsidiary to operate as described in its Prospectus and the Statement of Additional Information ("SAI")
and could adversely affect the Fund.

Risks of Derivative Instruments. The SunAmerica Alternative Strategies Fund can
use other derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the
Alternative Strategies Fund's other portfolio investments. There are special risks in particular derivative instruments and hedging strategies the SunAmerica
Alternative Strategies Fund might use. If the investment adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, use of a derivative instrument may result in a significant loss to the
SunAmerica Alternative Strategies Fund and reduce its return. The SunAmerica
Alternative Strategies Fund could also experience losses if the prices of its derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Managed futures instruments and some other derivatives the
SunAmerica Alternative Strategies Fund buys involve a degree of leverage.
Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The SunAmerica Alternative Strategies
Fund's use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the SunAmerica Alternative
Strategies Fund uses futures and other derivatives for leverage, a shareholder's investment will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the SunAmerica Alternative Strategies
Fund's investments.

Credit Risk. The commodity-linked notes, hedge fund-linked notes, swaps,
"over-the-counter" ("OTC") options, and fixed income securities the SunAmerica
Alternative Strategies Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the SunAmerica
Alternative Strategies Fund's income might be reduced. If the issuer fails to pay principal, the SunAmerica Alternative Strategies Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The SunAmerica Alternative Strategies Fund will be exposed to the credit of the counterparties to derivative contracts and their ability to satisfy the terms of the agreements, which exposes the SunAmerica Alternative
Strategies Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the SunAmerica Alternative Strategies Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the
SunAmerica Alternative Strategies Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities.
The value of the SunAmerica Alternative Strategies Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the SunAmerica Alternative Strategies Fund.
The SunAmerica Alternative Strategies Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the
SunAmerica Alternative Strategies Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the SunAmerica Alternative Strategies Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities. Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Foreign Exposure Risk. Investments by the SunAmerica Alternative Strategies Fund
that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures or foreign equity index futures) or other instrument (e.g., commodity or hedge-fund-linked notes issued by foreign banks or indexed to indices with foreign exposure), are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S.
companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions.
Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Currency Risk. The SunAmerica Alternative Strategies Fund will be exposed to currency risk through the currency futures in which it invests. Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the SunAmerica Alternative
Strategies Fund's investments in securities or instruments denominated in a foreign currency or may widen existing losses.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the SunAmerica Alternative
Strategies Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the
SunAmerica Alternative Strategies Fund engages. As a result, events affecting issuers in the financial services sector may cause the SunAmerica Alternative
Strategies Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the SunAmerica
Alternative Strategies Fund.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission
("CFTC") adopted certain regulatory changes that will likely subject SunAmerica
Specialty Series Trust (the "Trust"), with respect to the SunAmerica Alternative
Strategies Fund, to regulation by the CFTC as a commodity pool. If the Trust is subject to regulation as a commodity pool with respect to the Fund, SunAmerica will likely be subject to CFTC regulation as a commodity pool operator ("CPO")
and a commodity trading advisor ("CTA") and the Subadviser to CFTC regulation as a CTA. Compliance with the CFTC's regulatory changes will be required by the later of December 31, 2012 or sixty (60) days following promulgation of related final CFTC and SEC rules. The CFTC also adopted regulatory changes that will similarly require SunAmerica to register as the CPO and a CTA of the Subsidiary and the Subadviser as a CTA of the Subsidiary. Compliance with CFTC regulations as they apply to the Subsidiary is required by December 31, 2012. The disclosure and operations of the Trust, with respect to the Fund, and the Subsidiary will need to comply with all applicable regulations governing CPOs, CTAs and commodity pools. Compliance with these additional registration and regulatory requirements will increase Fund expenses.

These risks increase as a Portfolio's allocation to the SunAmerica Alternative
Strategies Fund increases.

Risks of Investing in the SunAmerica Global Trends Fund. The Portfolio, to the
extent it invests in the SunAmerica Global Trends Fund, is subject to the following additional risks (these risks increase as the Portfolio's allocation to the SunAmerica Global Trends Fund increases):

Strategy Risk. Investors should note that the ability of the subadviser to the
SunAmerica Global Trends Fund (the "Subadviser") to successfully implement the
SunAmerica Global Trends Fund's strategies, including the proprietary investment process used by the Subadviser, will influence the performance of the SunAmerica
Global Trends Fund significantly.

Futures Contracts Risk. The risks associated with the SunAmerica Global Trends
Fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Forwards Risk. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the
SunAmerica Global Trends Fund faces the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the CFTC and therefore the SunAmerica Global Trends Fund will not receive any benefit of
CFTC regulation when trading forwards.

Stock Market Volatility. The value of an investment in the SunAmerica Global
Trends Fund may fluctuate in response to stock market movements. This volatility could affect the value of the investments in the SunAmerica Global Trends Fund's portfolio exposed to equity markets.

Foreign Exposure Risk. Investments that provide exposure to foreign countries are subject to a number of risks. Fluctuations in the exchange rates between the
U.S. dollar and foreign currencies may negatively affect such an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S.
government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S.
securities. These risks are heightened when the issuer is in an emerging market.

Emerging Markets Risk. Emerging markets are riskier than more developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Interest Rate Risk. Fixed income securities and currency and fixed income futures instruments are subject to changes in their value when prevailing interest rates change. The values of already-issued debt securities have an inverse relationship with changes in interest rates. The magnitude of these changes in value is generally greater for debt securities with longer maturities. The value of the SunAmerica Global Trends Fund's currency and fixed income futures instruments will fluctuate in varying directions and amounts based on the specific types of futures instruments held by the Fund. The
SunAmerica Global Trends Fund's exposure to foreign fixed income instruments will also be subject to risks associated with foreign investments, as described above under "Foreign Exposure Risk" and "Emerging Markets Risk."

Credit Risk.Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Credit risk could affect the value of the investments in the SunAmerica Global Trends Fund's portfolio exposed to fixed income securities.

Bond Market Volatility. The bond markets as a whole could go up or down
(sometimes dramatically). This volatility could affect the value of the investments in the SunAmerica Global Trends Fund's portfolio exposed to bonds or other fixed income securities.

Currency Risk.Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the SunAmerica Global
Trends Fund's investments in futures instruments with underlying securities or instruments denominated in a foreign currency or may widen existing losses. In addition, investments denominated in the currencies of emerging markets generally have a higher degree of currency risk, as described above under
"Emerging Markets Risk."

Commodity Exposure Risks. Exposure to the commodities markets may subject the
SunAmerica Global Trends Fund to greater volatility than investments in traditional securities. The value of commodity futures instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Leverage Risk.The SunAmerica Global Trends Fund may invest in certain futures instruments that provide leveraged exposure. The SunAmerica Global Trends Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the SunAmerica Global Trends Fund to lose more than the amount it invested in those instruments.

Subsidiary Risk. The SunAmerica Global Trends Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Global Trends
Subsidiary"). By investing in the Global Trends Subsidiary, the SunAmerica
Global Trends Fund is indirectly exposed to the risks associated with the Global
Trends Subsidiary's investments. The derivatives and other investments held by the Global Trends Subsidiary are generally similar to those that are permitted to be held by the SunAmerica Global Trends Fund and are subject to the same risks that apply to similar investments if held directly by the SunAmerica
Global Trends Fund. The Global Trends Subsidiary is not registered under the
1940 Act, and, unless otherwise noted in the SunAmerica Global Trends Fund's
Prospectus, is not subject to all the investor protections of the 1940 Act.
However, the SunAmerica Global Trends Fund wholly owns and controls the Global
Trends Subsidiary, and the SunAmerica Global Trends Fund and Global Trends
Subsidiary are managed by SunAmerica and subadvised by the Subadviser, making it unlikely that the Subsidiary will take actions contrary to the interests of the
SunAmerica Global Trends Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the SunAmerica Global Trends Fund and/or the Global Trends
Subsidiary to operate as described in its Prospectus and Statement of Additional
Information and could adversely affect the SunAmerica Global Trends Fund.

Tax Risk. The SunAmerica Global Trends Fund gains exposure to the commodities markets through investments in commodity-linked futures instruments and through its investment in the Subsidiary. In order for the Fund to qualify as a regulated investment company, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The
Internal Revenue Service ("IRS") has issued a revenue ruling which holds that income realized from certain types of commodity-linked derivatives would not be qualifying income. As such, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The Fund seeks to gain exposure to the commodities markets primarily through investments in the Subsidiary. The Fund has requested a private letter ruling from the IRS concluding that income derived from the Fund's investment in the Subsidiary would constitute qualifying income to the Fund. The IRS has indicated that the granting of private letter rulings, like the one requested by the Fund, is currently suspended, pending further review. As a result, there can be no assurance that the IRS will grant the private letter ruling requested. If the
IRS does not grant the private letter ruling request, there is a risk that the
IRS could assert that the income derived from the Fund's investment in the
Subsidiary will not be considered qualifying income for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. Furthermore, the tax treatment of commodity-linked futures instruments and the Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service. Such developments could affect the character, timing and/or amount of the Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in this Prospectus and the Statement of Additional Information.

Repurchase Agreements Risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the SunAmerica Global Trends Fund's ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the SunAmerica Global Trends Fund has purchased has decreased, the Fund could experience a loss. The SunAmerica Global Trends Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the
SunAmerica Global Trends Fund to the risk that the counterparties may default on their obligations to perform under the agreements.

Active Trading. Active trading of the SunAmerica Global Trends Fund's portfolio will result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the
SunAmerica Global Trends Fund and which will affect the Fund's performance.
Active trading may also result in increased tax liability for SunAmerica Global
Trends Fund shareholders.

Regulatory Risk. In February 2012, the CFTC adopted certain regulatory changes that will likely subject SunAmerica Specialty Series (the "Trust"), with respect to the SunAmerica Global Trends Fund, to regulation by the CFTC as a commodity pool. If the Trust is subject to regulation as a commodity pool with respect to the Fund, SunAmerica will likely be subject to CFTC regulation as a commodity pool operator ("CPO") and a commodity trading advisor ("CTA") and the Subadviser to CFTC regulation as a CTA. Compliance with the CFTC's regulatory changes will be required by the later of December 31, 2012 or sixty (60) days following promulgation of related final CFTC and SEC rules. The disclosure and operations of the Trust, with respect to the Fund, will need to comply with all applicable
CFTC regulations governing CPOs, CTAs and commodity pools. The CFTC also adopted regulatory changes that will similarly require SunAmerica to register as the CPO and a CTA of the Subsidiary and the Subadviser as a CTA of the Subsidiary.
Compliance with CFTC regulations as they apply to the Subsidiary is required by
December 31, 2012. The disclosure and operations of the Trust, with respect to the Fund, and the Subsidiary will need to comply with all applicable CFTC regulations governing CPOs, CTAs and commodity pools. Compliance with these
		additional registration and regulatory requirements will increase Fund expenses.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
		www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED MULTI-ASSET STRATEGY PORTFOLIO (Class A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the 9-year period shown in the Bar Chart, the highest return for a quarter was 15.88%
(quarter ended June 30, 2009) and the lowest return for a quarter was -19.34% (quarter ended
		December 31, 2008).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement
		accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Russell 3000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2002
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,158
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,576
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,739
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	763
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,158
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,576
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,739
Annual Return 2003	rr_AnnualReturn2003	28.86%
Annual Return 2004	rr_AnnualReturn2004	10.53%
Annual Return 2005	rr_AnnualReturn2005	6.46%
Annual Return 2006	rr_AnnualReturn2006	11.88%
Annual Return 2007	rr_AnnualReturn2007	8.57%
Annual Return 2008	rr_AnnualReturn2008	(34.42%)
Annual Return 2009	rr_AnnualReturn2009	23.75%
Annual Return 2010	rr_AnnualReturn2010	10.30%
Annual Return 2011	rr_AnnualReturn2011	(1.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.34%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.06%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2002
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2002
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2002
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,114
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,590
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	265
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	814
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,796
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2002
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	364
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	811
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,385
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	264
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	811
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,385
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,944
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2002
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.22%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	424
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,281
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,152
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,388
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	424
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,281
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,152
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,388

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 24-26 of the Prospectus for more information about the CDSCs.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
[3]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.